Post-retirement benefits - Change in fair value of scheme assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement
Actual return on the plan assets		$ 932
Scheme assets
Movement
Beginning of year	$ 9,605	8,854
Interest income on scheme assets	169	236
Expenses	(9)	(6)
Actuarial gains	760	696
Exchange and other adjustments	499	160
Employer contributions	172	175
Participant contributions	4	2
Benefits paid	(532)	(512)
End of year	10,668	9,605
Actual return on the plan assets	929
Pension schemes | UK defined benefit plans | Scheme assets
Movement
Beginning of year	6,464	5,989
Interest income on scheme assets	111	159
Expenses	(6)	(5)
Actuarial gains	501	294
Exchange and other adjustments	299	207
Employer contributions	131	133
Participant contributions	2	2
Benefits paid	(323)	(315)
End of year	7,179	6,464
Pension schemes | Rest of Group defined benefit plans | Scheme assets
Movement
Beginning of year	512	469
Interest income on scheme assets	5	7
Expenses	(1)	(1)
Actuarial gains	27	47
Exchange and other adjustments	38	(4)
Employer contributions	25	23
Participant contributions	2
Benefits paid	(27)	(29)
End of year	581	512
US | Pension schemes | Rest of Group defined benefit plans | Scheme assets
Movement
Beginning of year	1,506	1,379
Interest income on scheme assets	39	51
Expenses	(2)
Actuarial gains	148	183
Employer contributions	14	14
Benefits paid	(135)	(121)
End of year	1,570	1,506
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Scheme assets
Movement
Beginning of year	1,123	1,017
Interest income on scheme assets	14	19
Actuarial gains	84	172
Exchange and other adjustments	162	(43)
Employer contributions	2	5
Benefits paid	(47)	(47)
End of year	$ 1,338	$ 1,123